Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Grant of Options

The Compensation Committee’s award of stock options to the Company’s officers in 2025 included option grants to the Chief Executive Officer and the other named executive officers. In determining the appropriate level of such grant, the Compensation Committee considered the long-term performance of the Chief Executive Officer and the desirability of providing significant incentive for future performance, as well as the desirability of ensuring that officer’s continued retention by the Company, and the various factors noted above with respect to option grants generally. These grants and the Committee’s administration of the long-term incentive element of compensation are discussed in detail below, under the heading “Grants of Plan-Based Awards in 2025 – Equity Incentives.”

The Committee does not have a policy or practice on when to grant option awards. The Committee does not have a policy or practice of taking into account material nonpublic information when determining the timing and terms of option awards, however if a public announcement of material information is anticipated, the grant date of such options may be deferred at the discretion of the Committee, until after the release of such information. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not have a policy or practice on when to grant option awards. The Committee does not have a policy or practice of taking into account material nonpublic information when determining the timing and terms of option awards, however if a public announcement of material information is anticipated, the grant date of such options may be deferred at the discretion of the Committee, until after the release of such information.
MNPI Disclosure Timed for Compensation Value	false